Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		$ 66,072,632		$ 108,698,659
Less: Accumulated amortization	$ (8,931,800)	(7,775,432)		(8,659,288)
Net Book Value	57,140,830	58,297,200		100,039,371
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	1,655,548	1,655,548		30,485,730
Less: Accumulated amortization		(47,502)		(1,856,461)
Net Book Value		1,608,046		28,629,269
Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	476,756	476,756		339,610
Less: Accumulated amortization		(306,520)		(33,069)
Net Book Value		170,237		306,541
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	527,000	527,000		732,000
Less: Accumulated amortization
Net Book Value		527,000		732,000
Building [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount				1,630,000
Less: Accumulated amortization				(164,426)
Net Book Value				1,465,574
Crude & NGL terminal and related equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	930,460	930,460		930,460
Less: Accumulated amortization		(703,000)		(566,835)
Net Book Value		227,460		363,625
Crude Oil Transfer Stations [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	5,024,220	5,024,220		6,570,080
Less: Accumulated amortization		(2,756,444)		(899,133)
Net Book Value		2,267,776		5,670,947
Pipeline and related facilities [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	43,462,544	43,462,544		42,244,680
Less: Accumulated amortization		(3,961,966)		(771,544)
Net Book Value		39,500,578		41,473,136
Finance lease - Right of use assets [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount				12,593,359
Less: Accumulated amortization				(4,367,820)
Net Book Value				8,225,539
Wash Plant Facilities [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		6,584,033		5,997,566
Less: Accumulated amortization
Net Book Value		6,584,033		5,997,566
Remediation Processing Unit System A [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		2,892,343		2,892,343
Less: Accumulated amortization
Net Book Value		2,892,343		2,892,343
Remediation Processing Unit System B [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		2,892,343		2,892,343
Less: Accumulated amortization
Net Book Value		2,892,343		2,892,343
WCCC Tank Expansion [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		1,627,385		1,390,488
Less: Accumulated amortization
Net Book Value		1,627,385		$ 1,390,488
Tank Expansion [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	1,627,385		$ (0)
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	$ 12,368,717	$ 13,996,104